Income Taxes (Effective and Statutory Rate Reconciliation) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity Information [Line Items]
Effective Income Tax Rate Reconciliation, Including Discontinued Operations, Percent	(19.10%)		4.70%
Estimated Annual Effective Income Tax Rate, Continuing Operations			4.50%	17.10%	21.00%	35.00%
Statutory Federal tax rate					21.00%	35.00%	35.00%
State taxes, net of Federal tax benefit					0.60%	0.40%	0.30%
Depreciation of flow-through differences					(0.10%)	1.40%	2.10%
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Percent					(0.30%)	(0.40%)	(0.30%)
Effective Income Tax Rate Reconciliation, Depreciation of flow-through years					(4.00%)	0.00%	0.00%
Other, net					(0.20%)	(1.30%)	(5.10%)
Effective tax rate		16.80%		16.20%	17.00%	35.10%	32.00%
Effective Income Tax Rate Reconciliation, at Combined Federal and State Statutory Income Tax Rate, Percent			21.60%